Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	$ 21,862	$ 21,144
Additions	6,278	2,654
Foreign currency translation	491	(506)
Balance at the end of the period	$ 28,631	$ 23,292